Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Summary of inventory

		$ million
	2022	2021
Crude oil	3,608	3,259
Natural gas	825	474
Emissions allowances	436	290
Refined petroleum and petrochemical products	7,920	6,638
	12,789	10,661
Trading inventories	14,004	11,525
	26,793	22,186
Supplies	1,288	1,525
	28,081	23,711
Cost of inventories expensed in the income statement	141,043	92,923